13F-HR
			06/30/2004

			0000315038
			x4dn*qbs

			NONE


			CECILIA CAMBA
			704-926-4344
			ccamba@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Michael T. O Kane
Title:Senior Managing Director
Phone:212-916-4345





Signature, Place, and Date of Signing:

Michael T. O Kane	New York, NY	August 13, 2004



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total:  $237,243(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

                                                                FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/   SH/ PUT/INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000) PRN AMT   PRN CALLDSCRETN  MANAGERS SOLE       SHARED NONE

AXIS CAPITAL HOLDINGS LIMITED       COM       G0692U109  32,424        1,1SH       DEFINED 01                1,1      0   0
ACLARA BIO SCIENCES INC             COM       00461P106     208           SH       DEFINED 01                     46,382
AFFORDABLE RESIDENTIAL              COM       008273104   5,312           SH       DEFINED 01                   320,000
AKAMAI TECHNOLOGIES                 COM       00971T101   7,165           SH       DEFINED 01                   399,143
ALDERWOODS                          COM       014383103  28,453        2,3SH       DEFINED 01                2,332,253
AMERICAN MEDICAL SYSTEMS, INC       COM       02744M108     674           SH       DEFINED 01                     20,000
AMKOR TECHNOLOGY                    COM       031652100   2,303           SH       DEFINED 01                   286,486
APARTMENT INVESTMENT                COM       03748R101  25,489           SH       DEFINED 01                   818,800
ARRAY BIOPHARMA INC                 COM       04269X105     270           SH       DEFINED 01                     34,008
AVAYA, INC                          COM       053499109     274           SH       DEFINED 01                     17,357
AVICI SYSTEMS INC                   COM       05367L802      11           SH       DEFINED 01                          850
BLOUNT INTERNATIONAL                COM       095180105   8,487           SH       DEFINED 01                   666,667
CB RICHARD                          COM       12497T101   4,775           SH       DEFINED 01                   250,000
CIENA CORP                          COM       171779101     415           SH       DEFINED 01                   112,110
CNET NETWORKS, INC.                 COM       12613R104     181           SH       DEFINED 01                     16,307
CONCURRENT COMPUTER CORP            COM       206710204   3,417        1,7SH       DEFINED 01                1,725,938
CONSECO  INC                        COM       208464883   1,892           SH       DEFINED 01                     95,053
EL PASO NATURAL GAS                 PFD       283678209   6,841           SH       DEFINED 01                   380,000
EQUITY OFFICE PPTY                  COM       294741103       0           SH       DEFINED 01
EYETECH PHARMACEUTICALS, INC        COM       302297106  15,586           SH       DEFINED 01                   363,142
EXELIXIS INC                        COM       30161Q104     170           SH       DEFINED 01                     16,890
GENERAL ELECTRIC CO                 COM       369604103   8,193           SH       DEFINED 01                   252,876
GENERAL MTRS CORP                   PFD       370442733  10,866           SH       DEFINED 01                   400,000
GLOBAL SIGNAL                       COM       37944Q103     156           SH       DEFINED 01                       7,123
KRAMONT REALTY                      COM       50075Q107   2,798           SH       DEFINED 01                   174,900
LEUCADIA NATIONAL CORP              COM       527288104   3,456           SH       DEFINED 01                     69,528
LODGIAN INC                         COM       54021P403   3,165           SH       DEFINED 01                   300,000
LUCENT TECHNOLOGIES                 COM       549463107     787           SH       DEFINED 01                   208,295
MARCONI CORPORATION PLC             COM       56630M101   2,470           SH       DEFINED 01                   993,742
OMNICARE, INC.                      COM       68214L201   8,906           SH       DEFINED 01                   175,000
PARAMETRIC TECHNOLOGY               COM       699173100      18           SH       DEFINED 01                       3,694
POST PROPERTIES, INC                COM       737464107  29,255        1,0SH       DEFINED 01                1,003,600
STERICYCLE,  INC                    COM       858912108     722           SH       DEFINED 01                     13,963
VASTERA INC                         COM       92239N109   1,768           SH       DEFINED 01                   589,323
VIACOM INC CLASS B                  COM       925524308  18,927           SH       DEFINED 01                   529,877
WASHINGTON GRP INT'L                COM       938862208   1,407           SH       DEFINED 01                     39,200
WHX CORP                            COM       929248409       0           SH       DEFINED 01                          260